Schedule of Weighted Average Fair Values and Assumptions Used (Detail) (Stock Option, USD $)	3 Months Ended		9 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2012
Stock Option
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted average fair value	$ 10.26	$ 8.53	$ 9.56
Assumptions:
Expected volatility	50.00%	45.00%
Dividend yield	0.00%	0.00%
Risk-free interest rate	0.69%
Risk-free interest rate, minimum		1.50%
Risk-free interest rate, maximum		2.30%
Expected life	5 years	5 years